Subsequent Events	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2013 to March 26, 2013, contributions of $3,770,020 were made to the Partnership and redemptions of $39,019,292 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 26, 2013, the date the financial statements were available to be issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2013 to March 26, 2013, contributions of $4,402,429 were made to the Partnership and redemptions of $43,013,236 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 26, 2013, the date the financial statements were available to be issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.